Covered Assets	12 Months Ended
Sep. 30, 2014
Covered Assets [Abstract]
Covered Assets
Covered Assets

Covered assets represent loans and real estate held for sale acquired from the FDIC that are subject to loss sharing agreements and were $200,558,000 as of September 30, 2014, compared to $326,927,000 as of September 30, 2013. As of the close of business October 31, 2012, the Company acquired covered assets as part of the SVBT acquisition as described in Note A.
The carrying balance of acquired covered loans have been included in the following tables. The Company evaluated the acquired loans for impairment. Loans are accounted for under FASB ASC 310-30 when there is evidence of credit deterioration since origination and for which it is probable, at acquisition, that the Company would be unable to collect all contractually required payments.

The following table reflects the carrying value of all acquired impaired and non-impaired loans as of September 30, 2014 and 2013:

	September 30, 2014			September 30, 2013
	Acquired Impaired Loans	Acquired Non-impaired Loans	Total	Acquired Impaired Loans	Acquired Non-impaired Loans	Total
	(In thousands)
Single-family residential	$22,400	$23,067	$45,467	$28,428	$28,460	$56,888
Construction – speculative	181	—	181	440	—	440
Construction – custom	—	—	—	1,197	—	1,197
Land – acquisition & development	5,589	1,364	6,953	17,953	4,810	22,763
Land – consumer lot loans	496	73	569	496	245	741
Multi-family	2,225	6,598	8,823	6,933	18,852	25,785
Commercial real estate	69,873	51,336	121,209	121,105	89,499	210,604
Commercial & industrial	8,894	5,492	14,386	14,949	9,416	24,365
HELOC	3,285	11,777	15,062	3,869	14,750	18,619
Consumer	99	454	553	242	604	846
Total covered loans	113,042	100,161	213,203	195,612	166,636	362,248
Allowance for losses	(2,244)	—	(2,244)	—	—	—
	$110,798	$100,161	$210,959	$195,612	$166,636	$362,248
Discount			(34,483)			(66,301)
Covered loans, net			$176,476			$295,947

Changes in the carrying amount and accretable yield for acquired impaired and non-impaired loans were as follows for the fiscal years ended September 30, 2014 and 2013:

	September 30, 2014				September 30, 2013
	Acquired Impaired		Acquired Non-impaired		Acquired Impaired		Acquired Non-impaired
	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans
	(In thousands)				(In thousands)
Balance at beginning of period	$78,277	$138,091	$17,263	$157,856	$50,902	$74,953	$23,789	$213,423
Additions	—	—	—	—	43,299	107,946	—	—
Reclassification from nonaccretable balance, net	10,186	(2,069)	—	—	17,850	—	—	—
Accretion	(23,929)	23,929	(7,004)	7,004	(33,774)	33,774	(6,526)	6,526
Transfers to REO	—	(8,943)	—	—	—	(11,196)	—	—
Payments received, net	—	(72,953)	—	(66,438)	—	(67,386)	—	(62,093)
Balance at end of period	$64,534	$78,055	$10,259	$98,422	$78,277	$138,091	$17,263	$157,856

At September 30, 2014 and September 30, 2013, none of the acquired impaired or non-impaired loans were classified as non-performing assets. Therefore, interest income, through accretion of the difference between the carrying amount of the loans and the expected cash flows, was recognized on all acquired loans. The allowance for credit losses related to the acquired loans results from decreased expectations of future cash flows due to increased credit losses for certain acquired pools.
The outstanding principal balance of acquired loans was $213,203,000 and $362,248,000 as of September 30, 2014 and September 30, 2013, respectively. The discount balance related to the acquired loans was $34,483,000 and $66,301,000 as of September 30, 2014 and September 30, 2013, respectively.
The FDIC loss share agreement for the commercial loans acquired from Horizon Bank are expiring after 5 years in the quarter ending March 31, 2015. The FDIC loss share agreement for the commercial loans that SVBT had previously acquired will expire in the quarter ending September 30, 2015. The FDIC loss share agreements for the residential loans in these portfolios are 10 year agreements, so they will continue. When FDIC loss share agreements expire, any remaining loans will be transferred to the non covered portfolio.
The following table shows the year to date activity for the FDIC indemnification asset:

	September 30, 2014	September 30, 2013
	(In thousands)
Balance at beginning of period	$64,615	$87,571
Additions	1,795	18,101
Payments received	(2,502)	(13,421)
Amortization	(27,850)	(28,722)
Accretion	802	1,086
Balance at end of period	$36,860	$64,615

The following tables provide information on covered loans based on credit quality indicators (defined in Note A) as of September 30, 2014:

	Internally Assigned Grade					Total Net Loans
	Pass	Special mention	Substandard	Doubtful	Loss
	(In thousands)
Purchased non-credit impaired loans:
Single-family residential	$21,311	$—	$1,756	$—	$—	$23,067
Construction - speculative	—	—	—	—	—	—
Construction - custom	—	—	—	—	—	—
Land - acquisition & development	972	—	392	—	—	1,364
Land - consumer lot loans	73	—	—	—	—	73
Multi-family	6,598	—	—	—	—	6,598
Commercial real estate	26,940	115	24,281	—	—	51,336
Commercial & industrial	2,801	—	2,691	—	—	5,492
HELOC	11,777	—	—	—	—	11,777
Consumer	454	—	—	—	—	454
	70,926	115	29,120	—	—	100,161
Total grade as a % of total net loans	70.8%	0.1%	29.1%	—%	—%

Purchased credit impaired loans:
Pool 1 - Construction and land A&D	8,349	—	11,912	—	—	20,261
Pool 2 - Single-family residential	15,585	—	379	—	—	15,964
Pool 3 - Multi-family	52	—	471	—	—	523
Pool 4 - HELOC & other consumer	2,804	—	1,173	—	—	3,977
Pool 5 - Commercial real estate	33,909	700	29,782	—	—	64,391
Pool 6 - Commercial & industrial	3,509	—	3,892	525	—	7,926
	$64,208	$700	$47,609	$525	$—	$113,042
					Total covered loans	213,203
					Discount	(34,483)
					Allowance	$(2,244)
					Covered loans, net	$176,476

The following table provides an analysis of the payment status of purchased non-credit impaired loans in past due status for the period ended September 30, 2014.

	Amount of Loans Net of LIP & Chg.-Offs	Days Delinquent Based on $ Amount of Loans					% based on $
Type of Loans		Current	30	60	90	Total
	(In thousands)
Single-family residential	$23,067	$22,391	$230	$40	$406	$676	2.93%
Construction - speculative	—	—	—	—	—	—	NM
Construction - custom	—	—	—	—	—	—	NM
Land - acquisition & development	1,364	1,328	—	—	36	36	2.64%
Land - consumer lot loans	73	73	—	—	—	—	—%
Multi-family	6,598	5,502	—	—	1,096	1,096	16.61%
Commercial real estate	51,336	51,336	—	—	—	—	—%
Commercial & industrial	5,492	5,492	—	—	—	—	—%
HELOC	11,777	11,777	—	—	—	—	—%
Consumer	454	443	11	—	—	11	2.42%
	$100,161	$98,342	$241	$40	$1,538	$1,819	1.82%